Short-Term Bank Loans (Details) - Schedule of Short-Term Bank Loans - USD ($)		Mar. 31, 2023	Sep. 30, 2022
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term loans		$ 4,077,108	$ 3,936,184
Maturity date on March 12, 2024, interest rate 4.56% per annum [Member]
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term loans	[1]	1,164,888	1,124,624
Maturity date on June 14, 2023, interest rate 4.62% per annum [Member]
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term loans	[2]	1,456,110	1,405,780
Maturity date on June 24, 2023, interest rate 4.20% per annum [Member]
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term loans	[3]	$ 1,456,110	$ 1,405,780

[1]	On March 13, 2023, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB8 million (equivalent to $1,164,888) as working capital for one year, with the maturity date on March 12, 2024. The fixed interest rate of the loan was 4.56% per annum. There was no guarantee requirement for this loan.
[2]	On June 15, 2022, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,456,110) as working capital for one year, with the maturity date on June 14, 2023. The fixed interest rate of the loan was 4.62% per annum. Certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, chairman of the board of directors, and chief executive officer, Ms. Lin Yang, the Company’s chief financial officer, Ms. Xing Wu, Mr. Gang Lai’s spouse, and the Company’s WFOE, Universe Technology, jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.
[3]	On June 24, 2022, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB10 million (equivalent to $1,456,110) as working capital for one year, with the maturity date on June 24, 2023. The fixed interest rate of the loan was 4.2% per annum. Jiangxi Province Financing Guarantee Group Co., Ltd., an unrelated third party, signed a guarantee agreement with Bank of Communications to provide credit guarantee for this loan.